Expense Example	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio 1 Year	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio 3 Years	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio 5 Years	Prospectus #1 Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio 10 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP S&P MidCap 400 Index Portfolio Class F 10 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP NASDAQ 100 Index Portfolio Class F 10 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP Russell 2000 Small Cap Index Portfolio Class F 10 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP EAFE International Index Portfolio Class F 10 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I 1 Year	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I 3 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I 5 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class I 10 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F 1 Year	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F 3 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F 5 Years	Prospectus #1 Calvert VP Investment Grade Bond Index Portfolio Class F 10 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F 1 Year	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F 3 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F 5 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Portfolio Class F 10 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F 1 Year	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F 3 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F 5 Years	Prospectus #2 Calvert VP Volatility Managed Moderate Growth Portfolio Class F 10 Years	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F 1 Year	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F 3 Years	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F 5 Years	Prospectus #2 Calvert VP Volatility Managed Growth Portfolio Class F 10 Years
USD ($)	29	123	226	528	34	132	240	555	54	196	350	799	49	180	323	739	75	259	460	1,038	40	169	309	719	60	232	419	959	49	210	386	894	69	274	495	1,131	33	136	248	577	58	215	386	880	90	302	532	1,192	91	310	546	1,225	92	308	543	1,216